CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities
Net earnings	$ 646		$ 425		$ 89
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	273		280		274
Asset impairments charges	0		8		179
Gains on sale of assets	(70)		0		0
Early debt extinguishment costs	0		115		0
Provision for deferred income taxes	(22)		47		155
Pension and other postretirement contributions (in excess of) less than expenses	(15)	[1]	12	[1]	(107)	[1]
Variable cash compensation (in excess of) less than expenses	15		37		38
Changes in operating assets and liabilities, net of effect of acquisitions and divestitures:
(Increase) decrease in trade receivables	(73)		(358)		2
(Increase) decrease in inventories	(156)		(160)		100
Increase (decrease) in trade payables	(51)		152		16
Other items, net	78	[1]	17	[1]	12	[1]
Net cash provided by operating activities	625		575		758
Cash flows from investing activities
Additions to properties and equipment	(457)		(243)		(310)
Proceeds from sale of assets and investments	651		13		30
Acquisitions and investments in joint ventures	(156)		(190)		(68)
Additions to short-term time deposits	(200)		0		0
Additions to capitalized software	(9)		(7)		(8)
Other items, net	29		(15)		(13)
Net cash used in investing activities	(142)		(442)		(369)
Cash flows from financing activities
Net increase in commercial paper, credit facility, and other borrowings	1		2		3
Proceeds from borrowings	0		496		248
Repayment of borrowings	(2)		(620)		(101)
Dividends paid to stockholders	(136)		(127)		(128)
Treasury stock purchases	(316)		(280)		(21)
Proceeds from stock option exercises and other items	30		118		17
Net cash provided by (used in) financing activities	(423)		(411)		18
Effect of exchange rate changes on cash and cash equivalents	1		1		(1)
Net change in cash and cash equivalents	61		(277)		406
Cash and cash equivalents at beginning of period	516		793		387
Cash and cash equivalents at end of period	$ 577		$ 516		$ 793

[1]	Updated to reflect first quarter 2012 presentation of cash flows from operating activities.